Mergers, Acquisitions and Divestitures - Schedule of Preliminary Purchase Price Allocation for the Acquisition (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 01, 2026	Dec. 31, 2025
Business Combination, Recognized Asset Acquired, Asset [Abstract]
Property, plant and equipment, net		$ 202
Accounts receivable, net of allowance for uncollectible accounts		3
Unbilled revenues		2
Regulatory assets		8
Total identifiable assets		215
Liabilities assumed:
Accounts payable		(3)
Accrued taxes		(1)
Other current liabilities		(2)
Regulatory liabilities		(3)
Contributions in aid of construction		(13)
Total liabilities assumed		(22)
Net identifiable assets acquired		193
Goodwill	$ 1,282	126	$ 1,156
Aggregate purchase price		$ 319